Credit impairment charges and other provisions (Narrative) (Details) - UK Banking Business [member] - Barclays Bank UK PLC [member] - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	£ 217	£ 929	£ 1,067
Recoveries	£ 16	£ 146	£ 171